ASSET ACQUISITION	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
NOTE 3 - ASSET ACQUISITION

On June 30, 2018, Supreme Sweets Acquisition Corp. (n/k/a Oventa, Inc.), a subsidiary of the Company, and the Company (collectively, the “Company”) entered into an asset purchase agreement (the “Asset Purchase Agreement”) with Supreme Sweets Inc. and 2498411 Ontario, Inc., as sellers (collectively, the “Seller”), pursuant to which in exchange for CAD $200,000 and a twenty percent (20%) interest in Oventa, Inc., the Company agreed to acquire the trade secret assets of Seller upon the terms and subject to the conditions set forth in the Asset Purchase Agreement. The value of the assets recorded is currently an estimate based upon the estimated fair value of the assets acquired under ASC 805-50-25-1. There has been no goodwill or a loss recorded related to the acquisition. The compensation amount to be paid to Supreme Sweets Inc. is currently recorded as other liabilities. A second closing occurred on July 31, 2018, pursuant to which the Company acquired the furniture, fixtures and equipment of Seller in exchange for CAD $100,000. Seller is engaged in the business of preparing delicious snacks, pastries and baked goods with high quality ingredients for exceptional taste, including low calorie and gluten-free alternatives.